Unaudited Interim Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total	Share capital [member]	Share premium [member]	Re-measurement [member]	Cash flow and net investment hedges [member]	Foreign currency translation reserve [member]	Other reserves [member]	Retained losses [member]	Total Equity holders of Constellium [member]	Non-controlling interests [member]
Beginning balance (Restated [member]) at Dec. 31, 2017	€ (321)	€ 3	€ 420	€ (147)	€ 13	€ (7)	€ 25	€ (636)	€ (329)	€ 8
Beginning balance at Dec. 31, 2017	(319)	3	420	(147)	13	(7)	25	(634)	(327)	8
Change in accounting policies | Change in accounting policies [member]	(2)							(2)	(2)
Net income	31							31	31
Other comprehensive (loss) / income	12			20	(9)	1			12
Total comprehensive (loss) / income	43			20	(9)	1		31	43
Transactions with equity holders Share-based compensation	6						6		6
Ending balance at Jun. 30, 2018	(272)	3	420	(127)	4	(6)	31	(605)	(280)	8
Beginning balance (Restated [member]) at Dec. 31, 2017	(321)	3	420	(147)	13	(7)	25	(636)	(329)	8
Beginning balance at Dec. 31, 2017	(319)	3	420	(147)	13	(7)	25	(634)	(327)	8
Change in accounting policies | Change in accounting policies [member]	(2)							(2)	(2)
Net income	190							188	188	2
Other comprehensive (loss) / income	7			18	(21)	10			7
Total comprehensive (loss) / income	197			18	(21)	10		188	195	2
Transactions with equity holders Share-based compensation	12						12		12
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2018	(114)	3	420	(129)	(8)	3	37	(448)	(122)	8
Net income	41							39	39	2
Other comprehensive (loss) / income	(47)			(47)	1	(1)			(47)
Total comprehensive (loss) / income	(6)			(47)	1	(1)		39	(8)	2
Transactions with equity holders Share-based compensation	7						7		7
Ending balance at Jun. 30, 2019	€ (113)	€ 3	€ 420	€ (176)	€ (7)	€ 2	€ 44	€ (409)	€ (123)	€ 10